MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues

	Years Ended December 31
	2010	2011	2012
	$	$	$
Company A	164,522,394	95,557,467	45,987,216